AMOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2024
Disclosure of information about amounts payable
July 31, 2024		July 31, 2023
Amounts payable	$226,060	$23,121
Accrued liabilities	77,633	-
	$303,693	$23,121